Consolidated Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–35.83%
Agricultural Products & Services–0.54%
Archer-Daniels-Midland Co.	10,216	$633,494
Bunge Global S.A.	10,206	1,073,978
		1,707,472
Air Freight & Logistics–0.58%
Expeditors International of Washington, Inc.	7,918	988,325
FedEx Corp.	2,777	839,348
		1,827,673
Apparel Retail–0.54%
Ross Stores, Inc.	6,209	889,315
TJX Cos., Inc. (The)	7,300	825,046
		1,714,361
Application Software–0.82%
DocuSign, Inc.(b)	9,204	510,638
Roper Technologies, Inc.	771	420,002
Salesforce, Inc.	4,061	1,050,987
Workday, Inc., Class A(b)	404	91,757
Zoom Video Communications, Inc., Class A(b)	8,623	520,829
		2,594,213
Asset Management & Custody Banks–0.38%
Bank of New York Mellon Corp. (The)	18,594	1,209,912
Automobile Manufacturers–0.31%
General Motors Co.	21,815	966,841
Biotechnology–1.90%
AbbVie, Inc.	9,392	1,740,525
Amgen, Inc.	1,367	454,486
Gilead Sciences, Inc.	11,414	868,149
Incyte Corp.(b)	7,514	488,936
Neurocrine Biosciences, Inc.(b)	5,529	782,741
Regeneron Pharmaceuticals, Inc.(b)	570	615,138
United Therapeutics Corp.(b)	1,792	561,416
Vertex Pharmaceuticals, Inc.(b)	1,023	507,122
		6,018,513
Brewers–0.28%
Molson Coors Beverage Co., Class B	16,518	872,976
Broadline Retail–0.78%
Amazon.com, Inc.(b)	9,134	1,707,875
eBay, Inc.	13,759	765,138
		2,473,013
Building Products–0.55%
Builders FirstSource, Inc.(b)	1,628	272,479
Carlisle Cos., Inc.	758	317,284
Masco Corp.	5,266	409,958
Owens Corning	3,256	606,853
Trane Technologies PLC	444	148,420
		1,754,994
Shares		Value
Cable & Satellite–0.42%
Comcast Corp., Class A	32,119	$1,325,551
Commodity Chemicals–0.11%
LyondellBasell Industries N.V., Class A	3,373	335,479
Communications Equipment–0.75%
F5, Inc.(b)	4,557	927,987
Motorola Solutions, Inc.	3,638	1,451,271
		2,379,258
Construction & Engineering–0.17%
EMCOR Group, Inc.	1,432	537,630
Construction Machinery & Heavy Transportation Equipment– 0.38%
Caterpillar, Inc.	236	81,703
PACCAR, Inc.	6,922	682,925
Wabtec Corp.	2,650	427,047
		1,191,675
Consumer Finance–0.44%
American Express Co.	1,801	455,725
Capital One Financial Corp.	586	88,720
Synchrony Financial	16,719	849,158
		1,393,603
Consumer Staples Merchandise Retail–0.76%
Target Corp.	4,736	712,342
Walmart, Inc.	24,630	1,690,603
		2,402,945
Data Processing & Outsourced Services–0.09%
Broadridge Financial Solutions, Inc.	1,357	290,398
Diversified Banks–0.82%
Bank of America Corp.	3,597	144,995
Citigroup, Inc.	13,613	883,212
JPMorgan Chase & Co.	4,983	1,060,382
Wells Fargo & Co.	8,390	497,863
		2,586,452
Electric Utilities–0.98%
American Electric Power Co., Inc.	1,649	161,800
Duke Energy Corp.	8,810	962,669
Entergy Corp.	1,480	171,636
NRG Energy, Inc.	13,265	997,130
PPL Corp.	3,988	118,523
Xcel Energy, Inc.	11,912	694,231
		3,105,989
Electronic Components–0.16%
Amphenol Corp., Class A	7,888	506,883
Environmental & Facilities Services–0.70%
Republic Services, Inc.	8,419	1,635,980
Waste Management, Inc.	2,806	568,664
		2,204,644

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Fertilizers & Agricultural Chemicals–0.11%
CF Industries Holdings, Inc.	4,522	$345,436
Financial Exchanges & Data–0.05%
Cboe Global Markets, Inc.	868	159,287
Food Distributors–0.27%
Sysco Corp.	5,394	413,450
US Foods Holding Corp.(b)	8,123	441,810
		855,260
Food Retail–0.07%
Casey’s General Stores, Inc.	236	91,530
Kroger Co. (The)	2,665	145,243
		236,773
Footwear–0.03%
Deckers Outdoor Corp.(b)	109	100,567
Gas Utilities–0.41%
Atmos Energy Corp.	10,123	1,294,529
Health Care Distributors–1.24%
Cardinal Health, Inc.	9,471	954,961
Cencora, Inc.	5,374	1,278,367
McKesson Corp.	2,768	1,707,911
		3,941,239
Health Care Facilities–0.23%
HCA Healthcare, Inc.	1,075	390,279
Universal Health Services, Inc., Class B	1,545	330,259
		720,538
Health Care Services–0.76%
Cigna Group (The)	4,348	1,516,017
DaVita, Inc.(b)	6,640	907,157
		2,423,174
Homebuilding–0.26%
Lennar Corp., Class A	819	144,906
PulteGroup, Inc.	3,265	430,980
Toll Brothers, Inc.	1,688	240,894
		816,780
Hotel & Resort REITs–0.04%
Host Hotels & Resorts, Inc.	8,099	141,813
Hotels, Resorts & Cruise Lines–0.48%
Booking Holdings, Inc.	139	516,386
Expedia Group, Inc.(b)	4,049	516,936
Royal Caribbean Cruises Ltd.(b)	3,117	488,496
		1,521,818
Household Products–0.73%
Colgate-Palmolive Co.	9,194	911,953
Kimberly-Clark Corp.	6,635	896,057
Procter & Gamble Co. (The)	3,168	509,287
		2,317,297
Independent Power Producers & Energy Traders–0.32%
Vistra Corp.	12,989	1,028,989
Industrial Conglomerates–0.09%
3M Co.	2,224	283,671
Shares		Value
Integrated Oil & Gas–0.17%
Exxon Mobil Corp.	4,549	$539,466
Integrated Telecommunication Services–0.44%
AT&T, Inc.	54,372	1,046,661
Verizon Communications, Inc.	8,459	342,759
		1,389,420
Interactive Home Entertainment–0.21%
Electronic Arts, Inc.	4,487	677,268
Interactive Media & Services–0.88%
Alphabet, Inc., Class A	8,912	1,528,765
Meta Platforms, Inc., Class A	2,633	1,250,227
		2,778,992
Internet Services & Infrastructure–0.76%
Akamai Technologies, Inc.(b)	9,549	938,476
GoDaddy, Inc., Class A(b)	7,074	1,028,913
Twilio, Inc., Class A(b)	5,215	308,363
VeriSign, Inc.(b)	619	115,759
		2,391,511
Investment Banking & Brokerage–0.34%
Goldman Sachs Group, Inc. (The)	1,805	918,799
Morgan Stanley	1,471	151,822
		1,070,621
IT Consulting & Other Services–0.88%
Amdocs Ltd.	3,867	338,247
Cognizant Technology Solutions Corp., Class A	4,827	365,307
International Business Machines Corp.	10,877	2,089,907
		2,793,461
Life & Health Insurance–0.16%
Prudential Financial, Inc.	4,006	502,032
Managed Health Care–0.53%
Centene Corp.(b)	15,340	1,179,953
Elevance Health, Inc.	204	108,534
Molina Healthcare, Inc.(b)	880	300,318
UnitedHealth Group, Inc.	157	90,457
		1,679,262
Multi-line Insurance–0.16%
American International Group, Inc.	6,533	517,610
Multi-Sector Holdings–0.64%
Berkshire Hathaway, Inc., Class B(b)	4,619	2,025,431
Multi-Utilities–0.40%
Consolidated Edison, Inc.	5,632	549,233
DTE Energy Co.	3,034	365,688
Public Service Enterprise Group, Inc.	4,524	360,879
		1,275,800
Oil & Gas Equipment & Services–0.42%
Baker Hughes Co., Class A	21,821	844,909
Halliburton Co.	10,416	361,227
Schlumberger N.V.	2,631	127,051
		1,333,187
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Oil & Gas Exploration & Production–0.80%
APA Corp.	8,162	$254,573
ConocoPhillips	4,199	466,929
Coterra Energy, Inc.	15,288	394,430
Devon Energy Corp.	5,138	241,640
Diamondback Energy, Inc.	897	181,472
EOG Resources, Inc.	4,378	555,131
Ovintiv, Inc.	9,182	426,412
Sabine Oil & Gas Holdings, Inc.(b)(c)	115	17
		2,520,604
Oil & Gas Refining & Marketing–0.48%
Marathon Petroleum Corp.	6,420	1,136,468
Valero Energy Corp.	2,447	395,729
		1,532,197
Oil & Gas Storage & Transportation–0.05%
Kinder Morgan, Inc.	7,272	153,657
Southcross Energy Partners L.P.(c)	17,192	0
		153,657
Other Specialty Retail–0.04%
Bath & Body Works, Inc.	3,744	137,592
Packaged Foods & Meats–0.49%
Conagra Brands, Inc.	4,735	143,565
General Mills, Inc.	5,165	346,778
J.M. Smucker Co. (The)	1,202	141,776
Kellanova	3,384	196,780
Kraft Heinz Co. (The)	20,205	711,418
		1,540,317
Paper & Plastic Packaging Products & Materials–0.19%
Packaging Corp. of America	2,938	587,218
Passenger Airlines–0.11%
United Airlines Holdings, Inc.(b)	7,536	342,285
Pharmaceuticals–1.32%
Bristol-Myers Squibb Co.	11,134	529,533
Eli Lilly and Co.	405	325,729
Johnson & Johnson	11,819	1,865,629
Merck & Co., Inc.	6,638	750,957
Viatris, Inc.	58,844	709,659
		4,181,507
Property & Casualty Insurance–0.91%
Allstate Corp. (The)	868	148,532
Assurant, Inc.	4,040	706,475
Hartford Financial Services Group, Inc. (The)	2,581	286,285
Loews Corp.	8,732	698,123
Progressive Corp. (The)	4,852	1,038,910
		2,878,325
Rail Transportation–0.44%
CSX Corp.	4,765	167,251
Union Pacific Corp.	4,957	1,223,041
		1,390,292
Reinsurance–0.08%
Reinsurance Group of America, Inc.	1,137	256,314
	Shares	Value
Research & Consulting Services–0.35%
Leidos Holdings, Inc.	7,708	$1,113,035
Semiconductor Materials & Equipment–0.54%
Applied Materials, Inc.	5,081	1,078,188
Lam Research Corp.	700	644,868
		1,723,056
Semiconductors–1.75%
Broadcom, Inc.	4,500	723,060
NVIDIA Corp.	25,995	3,041,935
NXP Semiconductors N.V. (China)	847	222,897
Qorvo, Inc.(b)	2,078	248,944
QUALCOMM, Inc.	7,196	1,302,116
		5,538,952
Soft Drinks & Non-alcoholic Beverages–0.25%
Coca-Cola Co. (The)	12,046	803,950
Specialty Chemicals–0.10%
Ecolab, Inc.	1,393	321,351
Steel–0.38%
Nucor Corp.	2,501	407,513
Steel Dynamics, Inc.	5,954	793,192
		1,200,705
Systems Software–1.51%
CrowdStrike Holdings, Inc., Class A(b)	474	109,949
Microsoft Corp.	10,048	4,203,581
Oracle Corp.	2,623	365,777
Palo Alto Networks, Inc.(b)	273	88,651
		4,767,958
Technology Distributors–0.18%
TD SYNNEX Corp.	4,708	561,052
Technology Hardware, Storage & Peripherals–1.51%
Apple, Inc.	13,478	2,993,194
Dell Technologies, Inc., Class C	3,616	411,067
HP, Inc.	3,469	125,196
NetApp, Inc.	9,787	1,242,754
		4,772,211
Tobacco–0.41%
Altria Group, Inc.	26,563	1,301,853
Trading Companies & Distributors–0.05%
United Rentals, Inc.	225	170,347
Transaction & Payment Processing Services–0.35%
Fidelity National Information Services, Inc.	3,549	272,670
Fiserv, Inc.(b)	4,626	756,675
Global Payments, Inc.	810	82,328
		1,111,673
Total Common Stocks & Other Equity Interests (Cost $84,535,344)		113,468,158
	Principal Amount
U.S. Treasury Securities–13.21%
U.S. Treasury Bills–0.13%
5.27%, 09/05/2024(d)(e)	$430,000	427,842
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
U.S. Treasury Bonds–0.19%
5.25%, 11/15/2028	$565,000	$594,662
U.S. Treasury Notes–12.89%
1.13%, 01/15/2025	4,100,000	4,027,544
5.00%, 09/30/2025	15,700,000	15,760,408
0.38%, 12/31/2025	9,100,000	8,589,725
2.63%, 05/31/2027	12,950,000	12,448,693
		40,826,370
Total U.S. Treasury Securities (Cost $42,648,441)		41,848,874
U.S. Dollar Denominated Bonds & Notes–7.69%
Aerospace & Defense–0.11%
Boeing Co. (The),
2.75%, 02/01/2026	177,000	169,886
2.25%, 06/15/2026	200,000	188,647
		358,533
Agricultural & Farm Machinery–0.03%
John Deere Capital Corp., 4.90%, 03/03/2028	100,000	101,439
Apparel Retail–0.03%
Ross Stores, Inc., 0.88%, 04/15/2026	100,000	93,472
Apparel, Accessories & Luxury Goods–0.02%
Tapestry, Inc., 4.13%, 07/15/2027	65,000	63,044
Asset Management & Custody Banks–0.07%
Ares Capital Corp., 2.88%, 06/15/2028	155,000	139,926
Legg Mason, Inc., 4.75%, 03/15/2026	90,000	90,008
		229,934
Automobile Manufacturers–0.39%
American Honda Finance Corp., 2.35%, 01/08/2027	225,000	213,436
General Motors Co.,
6.13%, 10/01/2025	75,000	75,787
4.20%, 10/01/2027	80,000	78,246
PACCAR Financial Corp.,
4.95%, 08/10/2028	60,000	61,079
4.60%, 01/31/2029	120,000	120,587
Toyota Motor Corp. (Japan), 5.12%, 07/13/2028	120,000	122,662
Toyota Motor Credit Corp.,
3.20%, 01/11/2027	130,000	125,977
1.15%, 08/13/2027	200,000	181,337
4.55%, 09/20/2027	240,000	240,170
		1,219,281
Broadcasting–0.13%
Discovery Communications LLC, 3.95%, 03/20/2028	270,000	254,149
Paramount Global, 3.70%, 06/01/2028	165,000	152,157
		406,306
Broadline Retail–0.11%
Amazon.com, Inc., 3.30%, 04/13/2027	350,000	340,201
	Principal Amount	Value
Cable & Satellite–0.01%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	$35,000	$34,773
Cargo Ground Transportation–0.13%
Ryder System, Inc.,
5.65%, 03/01/2028	220,000	226,070
6.30%, 12/01/2028	180,000	190,710
		416,780
Computer & Electronics Retail–0.02%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	63,000	64,058
Construction Machinery & Heavy Transportation Equipment– 0.13%
Caterpillar Financial Services Corp.,
1.10%, 09/14/2027	175,000	158,588
4.85%, 02/27/2029	60,000	61,038
Wabtec Corp., 3.45%, 11/15/2026	200,000	193,656
		413,282
Consumer Electronics–0.03%
Tyco Electronics Group S.A., 3.13%, 08/15/2027	100,000	95,883
Consumer Finance–0.15%
American Express Co., 3.30%, 05/03/2027	170,000	163,955
General Motors Financial Co., Inc.,
5.25%, 03/01/2026	50,000	50,096
2.40%, 10/15/2028	150,000	135,405
5.80%, 01/07/2029	120,000	123,452
		472,908
Copper–0.03%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	100,000	99,602
Distillers & Vintners–0.05%
Constellation Brands, Inc., 3.70%, 12/06/2026	175,000	170,805
Diversified Banks–1.96%
Banco Santander S.A. (Spain), 4.25%, 04/11/2027	200,000	196,245
Bank of America Corp.,
4.45%, 03/03/2026	269,000	266,813
3.50%, 04/19/2026	185,000	181,145
1.32%, 06/19/2026(f)	195,000	188,337
1.20%, 10/24/2026(f)	205,000	195,123
1.73%, 07/22/2027(f)	80,000	75,111
Series L, 4.18%, 11/25/2027	210,000	205,476
Citigroup, Inc.,
3.11%, 04/08/2026(f)	297,000	292,302
1.12%, 01/28/2027(f)	130,000	122,529
1.46%, 06/09/2027(f)	210,000	196,916
Comerica, Inc., 4.00%, 02/01/2029(g)	480,000	449,214
Fifth Third Bancorp, 6.36%, 10/27/2028(f)	120,000	124,332
ING Groep N.V. (Netherlands), 4.02%, 03/28/2028(f)	200,000	195,511
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
4.25%, 10/01/2027	$50,000	$49,543
3.63%, 12/01/2027	165,000	160,094
2.18%, 06/01/2028(f)	115,000	107,039
4.20%, 07/23/2029(f)	240,000	234,732
Mitsubishi UFJ Financial Group, Inc. (Japan),
0.96%, 10/11/2025(f)	311,000	308,170
3.29%, 07/25/2027	75,000	72,247
National Australia Bank Ltd. (Australia), 4.94%, 01/12/2028	250,000	253,332
PNC Bank N.A., 4.20%, 11/01/2025(g)	380,000	375,509
Royal Bank of Canada (Canada), 4.65%, 01/27/2026	180,000	178,989
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.63%, 07/14/2026	100,000	95,821
3.45%, 01/11/2027	60,000	58,115
3.54%, 01/17/2028	240,000	230,592
1.90%, 09/17/2028	200,000	178,659
Toronto-Dominion Bank (The) (Canada),
5.53%, 07/17/2026	240,000	242,983
5.16%, 01/10/2028	65,000	65,944
Wells Fargo & Co.,
2.19%, 04/30/2026(f)	190,000	185,538
4.30%, 07/22/2027	175,000	172,781
6.30%, 10/23/2029(f)	180,000	189,567
Westpac Banking Corp. (Australia),
3.35%, 03/08/2027	165,000	160,264
1.95%, 11/20/2028	210,000	189,029
		6,198,002
Diversified Capital Markets–0.14%
Deutsche Bank AG (Germany),
2.55%, 01/07/2028(f)	150,000	140,605
5.41%, 05/10/2029	150,000	153,041
6.82%, 11/20/2029(f)	150,000	158,721
		452,367
Diversified Financial Services–0.05%
Corebridge Financial, Inc., 3.65%, 04/05/2027	170,000	164,851
Electric Utilities–0.45%
Edison International,
5.75%, 06/15/2027	125,000	127,413
4.13%, 03/15/2028	235,000	228,338
5.25%, 11/15/2028	65,000	65,604
Eversource Energy,
5.95%, 02/01/2029	120,000	124,940
Series O, 4.25%, 04/01/2029	60,000	58,324
Pacific Gas and Electric Co.,
2.10%, 08/01/2027	75,000	68,827
3.30%, 12/01/2027	125,000	118,281
3.00%, 06/15/2028	75,000	69,967
4.20%, 03/01/2029	60,000	57,787
PacifiCorp, 5.10%, 02/15/2029	240,000	243,456
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	60,000	58,283
	Principal Amount	Value
Electric Utilities–(continued)
System Energy Resources, Inc., 6.00%, 04/15/2028	$195,000	$201,686
		1,422,906
Electrical Components & Equipment–0.03%
Emerson Electric Co., 1.80%, 10/15/2027	100,000	92,114
Electronic Equipment & Instruments–0.03%
Vontier Corp., 1.80%, 04/01/2026	100,000	94,478
Financial Exchanges & Data–0.04%
Cboe Global Markets, Inc., 3.65%, 01/12/2027	40,000	39,074
Intercontinental Exchange, Inc., 3.10%, 09/15/2027	100,000	95,467
		134,541
Gas Utilities–0.03%
Southwest Gas Corp., 5.45%, 03/23/2028	100,000	101,696
Health Care Equipment–0.04%
Baxter International, Inc., 2.27%, 12/01/2028	150,000	135,042
Health Care Facilities–0.10%
HCA, Inc., 5.63%, 09/01/2028	125,000	128,001
Universal Health Services, Inc., 1.65%, 09/01/2026	200,000	186,426
		314,427
Health Care REITs–0.06%
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	179,000	178,583
Health Care Services–0.12%
CommonSpirit Health, 1.55%, 10/01/2025	96,000	91,788
Sutter Health, Series 20A, 1.32%, 08/15/2025	299,000	286,722
		378,510
Home Improvement Retail–0.05%
Home Depot, Inc. (The), 2.50%, 04/15/2027	160,000	151,994
Homebuilding–0.03%
Lennar Corp., 4.75%, 11/29/2027	80,000	80,044
Hotel & Resort REITs–0.03%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	100,000	99,093
Hotels, Resorts & Cruise Lines–0.06%
Booking Holdings, Inc., 3.55%, 03/15/2028	70,000	67,757
Hyatt Hotels Corp., 4.85%, 03/15/2026	133,000	132,520
		200,277
Human Resource & Employment Services–0.10%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	305,000	300,324
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Principal Amount		Value
Independent Power Producers & Energy Traders–0.02%
AES Corp. (The), 5.45%, 06/01/2028	$55,000	$55,548
Industrial Machinery & Supplies & Components–0.04%
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	125,000	122,139
Insurance Brokers–0.05%
Willis North America, Inc., 4.65%, 06/15/2027	165,000	164,097
Integrated Oil & Gas–0.19%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	165,000	160,851
Chevron USA, Inc., 1.02%, 08/12/2027	185,000	167,470
Exxon Mobil Corp., 3.29%, 03/19/2027	150,000	146,677
TotalEnergies Capital S.A. (France), 3.88%, 10/11/2028	120,000	117,103
		592,101
Integrated Telecommunication Services–0.03%
AT&T, Inc., 1.65%, 02/01/2028	100,000	90,316
Investment Banking & Brokerage–0.52%
Charles Schwab Corp. (The), 6.20%, 11/17/2029(f)	200,000	209,718
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	165,000	161,460
1.54%, 09/10/2027(f)	150,000	139,603
1.95%, 10/21/2027(f)	100,000	93,590
3.62%, 03/15/2028(f)	160,000	154,924
Morgan Stanley,
3.63%, 01/20/2027	175,000	170,887
1.59%, 05/04/2027(f)	200,000	188,445
6.30%, 10/18/2028(f)	325,000	339,052
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	187,132
		1,644,811
IT Consulting & Other Services–0.16%
International Business Machines Corp.,
3.45%, 02/19/2026	100,000	98,003
3.30%, 05/15/2026	100,000	97,708
1.70%, 05/15/2027	100,000	92,656
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	225,000	210,202
		498,569
Leisure Products–0.04%
Brunswick Corp., 5.85%, 03/18/2029	120,000	121,923
Managed Health Care–0.02%
Centene Corp., 2.45%, 07/15/2028	75,000	67,622
Multi-line Insurance–0.05%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	140,000	141,721
Multi-Utilities–0.03%
DTE Energy Co., 4.88%, 06/01/2028	100,000	100,061
	Principal Amount	Value
Oil & Gas Equipment & Services–0.03%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	$100,000	$96,084
Oil & Gas Refining & Marketing–0.04%
HF Sinclair Corp., 5.88%, 04/01/2026	140,000	141,081
Oil & Gas Storage & Transportation–0.10%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	160,000	160,831
Energy Transfer L.P.,
4.40%, 03/15/2027	65,000	64,262
5.50%, 06/01/2027	100,000	101,501
		326,594
Other Specialized REITs–0.03%
EPR Properties, 4.75%, 12/15/2026	100,000	98,426
Packaged Foods & Meats–0.11%
Conagra Brands, Inc., 1.38%, 11/01/2027	130,000	116,527
Tyson Foods, Inc.,
4.00%, 03/01/2026	190,000	187,199
4.35%, 03/01/2029	60,000	58,546
		362,272
Paper & Plastic Packaging Products & Materials–0.03%
Berry Global, Inc., 1.57%, 01/15/2026	100,000	95,068
Passenger Airlines–0.07%
Southwest Airlines Co., 3.45%, 11/16/2027	65,000	62,001
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	150,884	152,782
		214,783
Pharmaceuticals–0.29%
Bristol-Myers Squibb Co., 0.75%, 11/13/2025(g)	400,000	380,247
Royalty Pharma PLC, 1.20%, 09/02/2025	275,000	263,291
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	200,000	196,195
Viatris, Inc., 2.30%, 06/22/2027	75,000	69,526
		909,259
Property & Casualty Insurance–0.03%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	100,000	99,770
Regional Banks–0.07%
Truist Financial Corp.,
1.89%, 06/07/2029(f)	60,000	53,702
7.16%, 10/30/2029(f)	150,000	161,610
		215,312
Retail REITs–0.12%
Realty Income Corp.,
4.88%, 06/01/2026	185,000	184,913
4.45%, 09/15/2026	90,000	88,852
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Retail REITs–(continued)
Simon Property Group L.P., 3.30%, 01/15/2026	$95,000	$92,807
		366,572
Semiconductors–0.06%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	100,000	98,050
Micron Technology, Inc., 4.19%, 02/15/2027	100,000	98,281
		196,331
Specialty Chemicals–0.03%
PPG Industries, Inc., 1.20%, 03/15/2026	100,000	94,192
Steel–0.06%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026	200,000	197,970
Technology Distributors–0.03%
Avnet, Inc., 4.63%, 04/15/2026	90,000	89,160
Technology Hardware, Storage & Peripherals–0.13%
Apple, Inc.,
3.25%, 02/23/2026	185,000	181,404
3.20%, 05/11/2027	75,000	72,802
NetApp, Inc., 2.38%, 06/22/2027	150,000	140,716
		394,922
Telecom Tower REITs–0.08%
American Tower Corp.,
3.65%, 03/15/2027	135,000	131,018
3.55%, 07/15/2027	135,000	130,148
		261,166
Tobacco–0.26%
Altria Group, Inc.,
4.40%, 02/14/2026	200,000	198,320
6.20%, 11/01/2028	120,000	126,532
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026	200,000	193,304
Philip Morris International, Inc., 4.88%, 02/15/2028(g)	300,000	302,175
		820,331
Trading Companies & Distributors–0.04%
Air Lease Corp., 4.63%, 10/01/2028	135,000	133,222
Transaction & Payment Processing Services–0.07%
Global Payments, Inc., 2.15%, 01/15/2027	145,000	136,166
Western Union Co. (The), 1.35%, 03/15/2026	100,000	94,223
		230,389
Wireless Telecommunication Services–0.10%
Sprint Capital Corp., 6.88%, 11/15/2028	295,000	316,515
Total U.S. Dollar Denominated Bonds & Notes (Cost $24,753,847)		24,337,877
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–3.83%(h)
Advertising–0.04%
WPP Finance S.A. (United Kingdom), 4.13%, 05/30/2028(i)	EUR	100,000	$111,197
Agricultural Products & Services–0.03%
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	100,000	105,402
Apparel, Accessories & Luxury Goods–0.03%
PVH Corp., 3.13%, 12/15/2027(i)	EUR	100,000	107,025
Automobile Manufacturers–0.22%
American Honda Finance Corp., 0.30%, 07/07/2028	EUR	103,000	99,665
Mercedes-Benz International Finance B.V. (Germany), 2.00%, 08/22/2026(i)	EUR	70,000	74,000
Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(i)	EUR	100,000	106,520
RCI Banque S.A. (France), 1.75%, 04/10/2026(i)	EUR	50,000	52,586
Volkswagen Financial Services Overseas AG (Germany),
0.13%, 02/12/2027(i)	EUR	150,000	150,054
2.25%, 10/01/2027(i)	EUR	100,000	105,341
Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(i)	EUR	35,000	36,646
0.38%, 07/20/2026(i)	EUR	75,000	76,689
			701,501
Automotive Parts & Equipment–0.03%
Toyota Motor Finance (Netherlands) B.V. (Japan), 0.00%, 02/25/2028(i)(j)	EUR	100,000	97,525
Brewers–0.03%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.00%, 03/17/2028(i)	EUR	100,000	105,039
Broadcasting–0.03%
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(i)	EUR	100,000	106,566
Building Products–0.03%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 3.00%, 09/15/2028	EUR	100,000	107,160
Cable & Satellite–0.07%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(i)	EUR	200,000	210,951
Commercial & Residential Mortgage Finance–0.09%
Aareal Bank AG (Germany), 0.50%, 04/07/2027(i)	EUR	300,000	296,242
Construction & Engineering–0.07%
ISS Global A/S (Denmark), 0.88%, 06/18/2026(i)	EUR	100,000	103,300
Worley US Finance Sub Ltd. (Australia), 0.88%, 06/09/2026(i)	EUR	100,000	103,316
			206,616
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Construction Materials–0.02%
Heidelberg Materials Finance (Luxembourg) S.A. (Germany), 1.63%, 04/07/2026(i)	EUR	70,000	$73,888
Consumer Finance–0.03%
General Motors Financial Co., Inc., 0.65%, 09/07/2028(i)	EUR	103,000	100,061
Diversified Banks–1.06%
ASB Bank Ltd. (New Zealand), 0.25%, 09/08/2028(i)	EUR	104,000	99,839
Banco Santander S.A. (Spain),
3.13%, 01/19/2027(i)	EUR	100,000	107,811
0.50%, 02/04/2027(i)	EUR	100,000	101,646
Bank of America Corp., 0.58%, 08/24/2028(f)(i)	EUR	200,000	200,013
Bankinter S.A. (Spain), 0.88%, 07/08/2026(i)	EUR	100,000	103,366
Banque Federative du Credit Mutuel S.A. (France),
2.13%, 09/12/2026(i)	EUR	100,000	105,379
0.63%, 11/19/2027(i)	EUR	100,000	98,908
Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(i)	EUR	300,000	312,365
BNP Paribas S.A. (France),
1.50%, 11/17/2025(i)	EUR	100,000	105,646
2.88%, 10/01/2026(i)	EUR	200,000	213,679
0.25%, 04/13/2027(f)(i)	EUR	100,000	102,488
0.50%, 05/30/2028(f)(i)	EUR	100,000	99,877
Credit Agricole S.A. (France), 0.38%, 10/21/2025(i)	EUR	100,000	104,317
ING Groep N.V. (Netherlands), 0.38%, 09/29/2028(f)(i)	EUR	100,000	98,731
Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(i)	EUR	100,000	104,394
National Bank of Canada (Canada), 3.75%, 01/25/2028(i)	EUR	100,000	109,660
NatWest Group PLC (United Kingdom), 4.07%, 09/06/2028(f)(i)	EUR	125,000	138,052
NatWest Markets PLC (United Kingdom), 4.25%, 01/13/2028(i)	EUR	100,000	111,892
Raiffeisen Schweiz Genossenschaft (Switzerland), 5.23%, 11/01/2027(i)	EUR	100,000	113,795
Skandinaviska Enskilda Banken AB (Sweden), 0.75%, 08/09/2027(i)	EUR	300,000	301,458
Standard Chartered PLC (United Kingdom),
0.90%, 07/02/2027(f)(i)	EUR	100,000	103,195
0.80%, 11/17/2029(f)(i)	EUR	103,000	99,578
Swedbank AB (Sweden), 0.30%, 05/20/2027(f)(i)	EUR	200,000	205,274
Virgin Money UK PLC (United Kingdom), 4.63%, 10/29/2028(f)(i)	EUR	100,000	111,829
Volkswagen Bank GmbH (Germany), 2.50%, 07/31/2026(i)	EUR	100,000	106,361
			3,359,553
Diversified Capital Markets–0.26%
Deutsche Bank AG (Germany),
2.63%, 02/12/2026(i)	EUR	100,000	106,893
0.75%, 02/17/2027(f)(i)	EUR	100,000	103,837
	Principal Amount		Value
Diversified Capital Markets–(continued)
Macquarie Group Ltd. (Australia), 0.63%, 02/03/2027(i)	EUR	100,000	$101,301
Santander Consumer Finance S.A. (Spain),
0.50%, 01/14/2027(i)	EUR	100,000	101,359
3.75%, 01/17/2029(i)	EUR	100,000	110,070
UBS Group AG (Switzerland),
0.65%, 01/14/2028(f)(i)	EUR	100,000	101,124
0.25%, 11/05/2028(f)(i)	EUR	200,000	195,592
			820,176
Diversified Chemicals–0.10%
BASF SE (Germany),
0.25%, 06/05/2027(i)	EUR	200,000	201,014
3.13%, 06/29/2028(i)	EUR	100,000	109,071
			310,085
Diversified Financial Services–0.10%
Clearstream Banking AG (Germany), 0.00%, 12/01/2025(i)(j)	EUR	200,000	206,967
JAB Holdings B.V. (Luxembourg), 1.75%, 06/25/2026(i)	EUR	100,000	105,034
			312,001
Electric Utilities–0.20%
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(i)	EUR	200,000	207,657
Duke Energy Corp., 3.10%, 06/15/2028	EUR	100,000	107,171
EDP Finance B.V. (Portugal), 1.50%, 11/22/2027(i)	EUR	100,000	102,845
Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(i)	EUR	200,000	199,514
			617,187
Gas Utilities–0.04%
2i Rete Gas S.p.A. (Italy), 1.75%, 08/28/2026(i)	EUR	115,000	120,746
Health Care Equipment–0.10%
Becton, Dickinson and Co., 1.90%, 12/15/2026	EUR	100,000	105,212
DH Europe Finance II S.a.r.l., 0.45%, 03/18/2028	EUR	100,000	98,886
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	106,680
			310,778
Health Care Services–0.02%
Fresenius Medical Care AG (Germany), 0.63%, 11/30/2026(i)	EUR	50,000	50,927
Highways & Railtracks–0.04%
Autostrade per l’Italia S.p.A. (Italy), 2.00%, 12/04/2028(i)	EUR	135,000	137,140
Hotels, Resorts & Cruise Lines–0.03%
InterContinental Hotels Group PLC (United Kingdom), 2.13%, 05/15/2027(i)	EUR	100,000	105,098
Household Appliances–0.03%
Whirlpool Finance (Luxembourg) S.a.r.l., 1.10%, 11/09/2027	EUR	100,000	101,211
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Household Products–0.02%
Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	50,000	$57,018
Human Resource & Employment Services–0.04%
Randstad N.V. (Netherlands), 3.61%, 03/12/2029(i)	EUR	100,000	109,045
Industrial Machinery & Supplies & Components–0.07%
Sandvik AB (Sweden), 0.38%, 11/25/2028(i)	EUR	100,000	96,520
SKF AB (Sweden), 3.13%, 09/14/2028(i)	EUR	100,000	107,960
			204,480
Integrated Oil & Gas–0.03%
BP Capital Markets PLC, 1.59%, 07/03/2028(i)	EUR	100,000	102,061
Integrated Telecommunication Services–0.03%
Verizon Communications, Inc., 1.38%, 11/02/2028	EUR	100,000	101,177
Investment Banking & Brokerage–0.07%
Goldman Sachs Group, Inc. (The), 0.25%, 01/26/2028(i)	EUR	100,000	98,373
Morgan Stanley, 4.81%, 10/25/2028(f)	EUR	100,000	113,487
			211,860
IT Consulting & Other Services–0.10%
DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	105,717
International Business Machines Corp., 1.25%, 01/29/2027	EUR	200,000	207,622
			313,339
Life & Health Insurance–0.06%
New York Life Global Funding, 0.25%, 01/23/2027(i)	EUR	200,000	201,807
Multi-line Insurance–0.04%
Metropolitan Life Global Funding I, 4.00%, 04/05/2028(i)	EUR	100,000	111,499
Multi-Sector Holdings–0.07%
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	100,000	102,702
Groupe Bruxelles Lambert N.V. (Belgium), 1.88%, 06/19/2025(i)	EUR	100,000	106,716
			209,418
Office REITs–0.03%
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(i)	EUR	100,000	105,711
Oil & Gas Storage & Transportation–0.03%
APA Infrastructure Ltd. (Australia), 2.00%, 03/22/2027(i)	EUR	100,000	104,451
Packaged Foods & Meats–0.07%
General Mills, Inc., 0.13%, 11/15/2025	EUR	100,000	103,746
JDE Peet’s N.V. (Netherlands), 0.00%, 01/16/2026(i)(j)	EUR	100,000	103,027
			206,773
	Principal Amount		Value
Passenger Airlines–0.04%
easyJet FinCo B.V. (United Kingdom), 1.88%, 03/03/2028(i)	EUR	135,000	$138,198
Passenger Ground Transportation–0.04%
ALD S.A. (France), 4.75%, 10/13/2025(i)	EUR	100,000	109,741
Pharmaceuticals–0.03%
Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(i)	EUR	100,000	105,214
Precious Metals & Minerals–0.03%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(i)	EUR	100,000	105,348
Real Estate Operating Companies–0.03%
CPI Property Group S.A. (Czech Republic), 2.75%, 05/12/2026(i)	EUR	100,000	101,397
Regional Banks–0.13%
Credit Mutuel Arkea S.A. (France), 0.38%, 10/03/2028(i)	EUR	300,000	288,695
SpareBank 1 SMN (Norway), 0.01%, 02/18/2028(i)	EUR	140,000	135,919
			424,614
Renewable Electricity–0.03%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	105,109
Telecom Tower REITs–0.03%
American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	105,765
Tobacco–0.07%
B.A.T. International Finance PLC (United Kingdom), 3.13%, 03/06/2029(i)	EUR	100,000	106,247
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(i)	EUR	100,000	108,108
			214,355
Transaction & Payment Processing Services–0.04%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	110,000	113,892
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $12,495,598)			12,136,347
Variable Rate Senior Loan Interests–0.02%(k)(l)
Oil & Gas Equipment & Services–0.02%
McDermott International Ltd.,
LOC, 0.00%, 12/31/2026(c)(m)		$57,897	52,976
Term Loan, 3.00% PIK Rate, 6.46% Cash Rate, 12/31/2027(n)		10	4
Total Variable Rate Senior Loan Interests (Cost $57,903)			52,980
	Shares
Preferred Stocks–0.00%
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Series A, Pfd. (Cost $68,449)(c)		68,466	404
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Money Market Funds–25.67%
Invesco Treasury Portfolio, Institutional Class, 5.20%(o)(p) (Cost $81,296,086)	81,296,086	$81,296,086
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-86.25% (Cost $245,855,668)		273,140,726
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.40%
Invesco Private Government Fund, 5.30%(o)(p)(q)	355,811	355,811
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.48%(o)(p)(q)	926,614	$926,892
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,282,703)		1,282,703
TOTAL INVESTMENTS IN SECURITIES–86.65% (Cost $247,138,371)		274,423,429
OTHER ASSETS LESS LIABILITIES—13.35%		42,262,104
NET ASSETS–100.00%		$316,685,533
Investment Abbreviations:
EUR	– Euro
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	All or a portion of this security was out on loan at July 31, 2024.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $10,188,725, which represented 3.22% of the Fund’s Net Assets.
(j)	Zero coupon bond issued at a discount.
(k)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(l)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(m)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(n)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(o)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	$90,165,725	$50,747,492	$(59,617,131)	$-	$-	$81,296,086	$3,322,765
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,692,553	15,855,664	(17,192,406)	-	-	355,811	32,711*
Invesco Private Prime Fund	4,353,875	32,317,250	(35,746,163)	110	1,820	926,892	89,184*
Total	$96,212,153	$98,920,406	$(112,555,700)	$110	$1,820	$82,578,789	$3,444,660

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
British Pound	105	September-2024	$8,440,031	$384	$384
Equity Risk
Amsterdam Index	19	August-2024	3,774,457	11,291	11,291
E-Mini Russell 2000 Index	28	September-2024	3,182,200	193,881	193,881
Eurex DAX Index	7	September-2024	3,523,860	36,548	36,548
EURO STOXX 50 Index	48	September-2024	2,544,413	(18,391)	(18,391)
FTSE 100 Index	45	September-2024	4,834,794	63,844	63,844
FTSE MIB Index	19	September-2024	3,491,040	13,209	13,209
IBEX 35 Index	32	August-2024	3,842,559	(21,603)	(21,603)
MSCI Emerging Markets Index	52	September-2024	2,850,900	(21,469)	(21,469)
OMS Stockholm 30 Index	160	August-2024	3,908,042	36,758	36,758
S&P/TSX 60 Index	23	September-2024	4,615,493	210,017	210,017
SPI 200 Index	36	September-2024	4,744,341	148,942	148,942
Tokyo Stock Price Index	20	September-2024	3,734,188	21,415	21,415
Subtotal				674,442	674,442
Interest Rate Risk
Canada 10 Year Bonds	36	September-2024	3,205,621	39,488	39,488
Euro-BTP	59	September-2024	7,595,923	42,244	42,244
Euro-Bund	21	September-2024	3,039,315	(345)	(345)
Euro-Buxl	2	September-2024	291,645	64	64
Long Gilt	17	September-2024	2,168,389	(669)	(669)
U.S. Treasury 2 Year Notes	10	September-2024	2,053,672	(13)	(13)
U.S. Treasury 5 Year Notes	194	September-2024	20,930,781	219,808	219,808
U.S. Treasury 10 Year Notes	15	September-2024	1,677,187	7,666	7,666
U.S. Treasury Long Bonds	7	September-2024	845,469	3,365	3,365
Subtotal				311,608	311,608
Subtotal—Long Futures Contracts				986,434	986,434
Short Futures Contracts
Currency Risk
Australian Dollar	70	September-2024	(4,587,100)	10,228	10,228
Canadian Dollar	102	September-2024	(7,404,180)	54,730	54,730
Euro	47	September-2024	(6,374,375)	8,084	8,084
Japanese Yen	63	September-2024	(5,269,950)	(162,063)	(162,063)
New Zealand Dollar	94	September-2024	(5,596,290)	51,059	51,059
Swiss Franc	34	September-2024	(4,858,812)	(42,119)	(42,119)
Subtotal				(80,081)	(80,081)
Equity Risk
CAC 40 Index	8	August-2024	(653,333)	(192)	(192)
E-Mini S&P 500 Index	169	September-2024	(46,965,100)	(451,368)	(451,368)
Hang Seng Index	17	August-2024	(1,887,487)	(16,724)	(16,724)
Subtotal				(468,284)	(468,284)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 3 Year Bonds	78	September-2024	$(5,428,073)	$(52,734)	$(52,734)
Australia 10 Year Bonds	71	September-2024	(5,352,582)	(91,684)	(91,684)
Euro-Bobl	6	September-2024	(763,051)	(5,264)	(5,264)
Euro-OAT	36	September-2024	(4,904,021)	(42,920)	(42,920)
Euro-Schatz	109	September-2024	(12,513,163)	(61,441)	(61,441)
Subtotal				(254,043)	(254,043)
Subtotal—Short Futures Contracts				(802,408)	(802,408)
Total Futures Contracts				$184,026	$184,026

(a)	Futures contracts collateralized by $9,377,249 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/22/2024	Deutsche Bank AG	EUR	49,000	USD	53,597	$517
08/22/2024	HSBC Bank USA	USD	26,914	EUR	25,000	168
Subtotal—Appreciation						685
Currency Risk
08/22/2024	Barclays Bank PLC	USD	14,174	EUR	13,000	(91)
08/22/2024	HSBC Bank USA	EUR	59,000	USD	63,400	(512)
08/22/2024	J.P. Morgan Chase Bank, N.A.	EUR	178,000	USD	192,335	(484)
08/22/2024	Merrill Lynch International	EUR	11,205,000	USD	12,127,006	(10,854)
08/22/2024	Merrill Lynch International	USD	26,073	EUR	24,000	(75)
Subtotal—Depreciation						(12,016)
Total Forward Foreign Currency Contracts						$(11,331)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 42, Version 1	Sell	5.00%	Quarterly	06/20/2029	3.314%	USD	650,000	$40,359	$44,213	$3,854

(a)	Implied credit spreads represent the current level, as of July 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Aluminum Index	0.02%	Monthly	28,900	July—2025	USD	2,367,523	$83,763	$124,796	$41,033
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Gasoil Index	0.04	Monthly	4,300	July—2025	USD	584,251	—	8,113	8,113
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Heating Oil Index	0.04	Monthly	3,250	July—2025	USD	422,255	4,015	15,974	11,959
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Wheat Index	0.04	Monthly	105,500	June—2025	USD	1,598,821	26,949	123,150	96,201
Citibank, N.A.	Pay	CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil	0.06	Monthly	24,300	November—2024	USD	1,713,466	(194)	65,051	65,245
Citibank, N.A.	Pay	CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil	0.06	Monthly	8,470	December—2024	USD	2,316,672	(2,463)	41,165	43,628
Royal Bank of Canada	Pay	RBC Commodity CLE0 Excess Return Custom Index	0.05	Monthly	12,700	July—2025	USD	683,219	—	0	0
Royal Bank of Canada	Pay	RBC Commodity CNE0 Excess Return Custom Index	0.06	Monthly	96,000	November—2024	USD	1,995,494	—	0	0
Royal Bank of Canada	Pay	RBC Commodity NGE0 Excess Return Custom Index	0.05	Monthly	36,300,000	November—2024	USD	758,670	—	0	0
Royal Bank of Canada	Pay	RBC Commodity SME0 Excess Return Custom Index	0.05	Monthly	2,740	June—2025	USD	1,875,329	—	0	0
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.06	Monthly	8,720	February—2025	USD	4,511,658	—	0	0
Subtotal — Appreciation									112,070	378,249	266,179
Commodity Risk
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Brent Crude Oil Index	0.04	Monthly	5,900	July—2025	USD	753,372	—	(38)	(38)
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Copper Index	0.04	Monthly	9,000	July—2025	USD	1,501,903	—	(75)	(75)
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Gasoline Index	0.06	Monthly	2,900	July—2025	USD	600,563	(254)	(7,398)	(7,144)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Silver Index	0.08	Monthly	14,000	March—2025	USD	2,034,232	(15,117)	(175,540)	(160,423)
Subtotal — Depreciation									(15,371)	(183,051)	(167,680)
Total — Total Return Swap Agreements									$96,699	$195,198	$98,499

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $3,251.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Aluminum Index
	Long Futures Contracts
	Aluminium	100.00%
Canadian Imperial Bank of Commerce Gasoil Index
	Long Futures Contracts
	Gasoil	100.00%
Canadian Imperial Bank of Commerce Heating Oil Index
	Long Futures Contracts
	Heating Oil	100.00%
Canadian Imperial Bank of Commerce Wheat Index
	Long Futures Contracts
	Wheat	100.00%
CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil
	Long Futures Contracts
	Soybean Oil	100.00%
RBC Commodity CLE0 Excess Return Custom Index
	Long Futures Contracts
	WTI Crude	100.00%
RBC Commodity CNE0 Excess Return Custom Index
	Long Futures Contracts
	Corn	100.00%
RBC Commodity NGE0 Excess Return Custom Index
	Long Futures Contracts
	Natural Gas	100.00%
RBC Commodity SME0 Excess Return Custom Index
	Long Futures Contracts
	Soybean Meal	100.00%
RBC Gold E0 Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Canadian Imperial Bank of Commerce Brent Crude Oil Index
	Long Futures Contracts
	Brent Crude Oil	100.00%
Canadian Imperial Bank of Commerce Copper Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Gasoline Index
	Long Futures Contracts
	Gasoline	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100.00%

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$113,468,141	$—	$17	$113,468,158
U.S. Treasury Securities	—	41,848,874	—	41,848,874
U.S. Dollar Denominated Bonds & Notes	—	24,337,877	—	24,337,877
Non-U.S. Dollar Denominated Bonds & Notes	—	12,136,347	—	12,136,347
Variable Rate Senior Loan Interests	—	4	52,976	52,980
Preferred Stocks	—	—	404	404
Money Market Funds	81,296,086	1,282,703	—	82,578,789
Total Investments in Securities	194,764,227	79,605,805	53,397	274,423,429
Other Investments - Assets*
Futures Contracts	1,173,025	—	—	1,173,025
Forward Foreign Currency Contracts	—	685	—	685
Swap Agreements	—	270,033	—	270,033
	1,173,025	270,718	—	1,443,743
Other Investments - Liabilities*
Futures Contracts	(988,999)	—	—	(988,999)
Forward Foreign Currency Contracts	—	(12,017)	—	(12,017)
Swap Agreements	—	(167,680)	—	(167,680)
	(988,999)	(179,697)	—	(1,168,696)
Total Other Investments	184,026	91,021	—	275,047
Total Investments	$194,948,253	$79,696,826	$53,397	$274,698,476

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Fundamental Alternatives Fund